UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed Income Shares-

Government STIF Portfolio

Portfolio of Investments

January 31, 2008 (unaudited)

	Yield*		Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Government & Government Sponsored Agency Obligations - 56.1%
Federal Farm Credit Discount Notes
3/11/08	2.66%		$10,000	$9,971,292
3/10/08	2.81%		1,585	1,580,315
Federal Home Loan Bank Discount Notes
4/09/08	2.86%		10,000	9,946,356
3/26/08	2.93%		10,547	10,500,804
3/28/08	2.93%		25,000	24,886,444
3/07/08	2.96%		8,000	7,977,056
4/11/08	3.66%		14,885	14,779,937
3/11/08	4.08%		5,232	5,209,045
2/13/08	4.23%		15,000	14,979,000
2/29/08	4.28%		10,000	9,966,944
3/27/08	4.29%		10,000	9,935,222
Federal Home Loan Mortgage Discount Notes
3/12/08	4.10%		10,000	9,954,778
2/21/08	4.16%		30,000	29,931,000
2/07/08	4.17%		12,000	11,991,700
3/17/08	4.17%		25,000	24,869,812
2/15/08	4.25%		15,000	14,975,412
2/20/08	4.25%		15,000	14,966,671
2/04/08	4.32%		10,100	10,096,381
2/11/08	4.32%		15,000	14,982,188
3/24/08	4.32%		15,000	14,907,483
Federal National Mortgage Association Discount Notes
3/12/08	2.96	%-4.31%	24,770	24,666,809
2/22/08	4.28%		25,000	24,938,021
2/13/08	4.30%		10,000	9,985,760
2/08/08	4.31%		25,000	24,979,146
3/19/08	4.32%		15,000	14,916,379
2/01/08	4.33%		10,308	10,308,000

				376,201,955

Repurchase Agreements – 43.9%
ABN AMRO, 3.12%, dated 1/31/08 due 2/1/08 in the amount of $33,002,860 (collateralized by $32,498,000 FHLMC, 5.20%, due 3/5/19, value $33,660,742)			33,000	33,000,000
Barclays Bank, 2.97%, dated 1/31/08 due 2/1/08 in the amount of $33,002,723 (collateralized by $32,461,000 FHLMC, 5.00%, due 6/11/09, value $33,660,254)			33,000	33,000,000

Citigroup Global Markets, 3.00%, dated 1/28/08 due 2/28/08 in the amount of $27,067,500 (collateralized by $24,658,000 FNMA, 6.25%, due 2/1/11, value $27,540,027)	27,000	27,000,000
Credit Suisse First Boston, 3.00%, dated 1/30/08 due 3/3/08 in the amount of $25,068,750 (collateralized by $25,235,000 FAMC & FNMA, 0.0004% to 5.75%, due 2/4/08 to 3/7/22, value $25,503,133)	25,000	25,000,000
Dresdner Bank, 3.25%, dated 1/31/08 due 2/1/08 in the amount of $33,002,979 (collateralized by$32,770,000 FFCB & FHLB, 2.75% to 5.125%, due 3/14/08 to 1/22/14, value $33,665,150)	33,000	33,000,000
Greenwich Capital, 2.80%, dated 1/28/08 due 2/4/08 in the amount of $10,005,444 (collateralized by $9,275,000 FHLMC, 5.50%, due 9/15/11, value $10,200,995) (a)	10,000	10,000,000
Greenwich Capital, 2.95%, dated 1/31/08 due 2/4/08 in the amount of $20,006,556 (collateralized by $18,550,000 FHLMC, 5.50%, due 9/15/11, value $20,401,991)	20,000	20,000,000
HSBC Bank, 2.85%, dated 1/31/08 due 2/1/08 in the amount of $33,002,613 (collateralized by $64,557,000 FNMA, SLMA, TVA, 0.00% to 6.00%, due 3/15/13 to 11/15/30, value $33,662,089)	33,000	33,000,000
Merrill Lynch, 2.97%, dated 1/31/08 due 3/4/08 in the amount of $25,068,063 (collateralized by $33,560,000 RFCO, 0.00%, due 7/15/15, value $25,502,243)	25,000	25,000,000
Mizuho Securities, 2.98%, dated 2/25/08 due 2/25/08 in the amount of $20,052,978 (collateralized by $18,750,000 FHLMC & FNMA, 6.25% to 6.625%, due 9/15/09 to 7/15/32, value $20,400,812)	20,000	20,000,000
Morgan Stanley, 2.84%, dated 1/28/08 due 2/4/08 in the amount of $10,005,522 (collateralized by $10,080,000 FHLMC, 5.40%, due 7/16/09, value $10,224,648) (a)	10,000	10,000,000
Morgan Stanley, 3.10%, dated 1/29/08 due 2/5/08 in the amount of $25,015,069 (collateralized by $26,848,567 FFCB, FMAC, FNMA, 3.70% to 6.00%, 5/28/08 to 4/1/37, value $26,576,000)	25,000	25,000,000

		294,000,000

Total Investments - 100.0%
(cost $670,201,955)		670,201,955
Other assets less liabilities - 0.0%		73,433

Net Assets - 100.0%		$670,275,388

(a)	Variable rate coupon, rate shown as of January 31, 2008.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association

AllianceBernstein Fixed Income Shares-

Prime STIF Portfolio

Portfolio of Investments

January 31, 2008 (unaudited)

Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
Repurchase Agreements - 45.1%
Barclays Bank, 2.97%, dated 1/31/08 due 2/27/08 in the amount of $45,102,938 (collateralized by $46,066,000 FHLMC, 0.00%, due 3/17/08, value $45,900,162)	$45,000	$45,000,000
Citigroup Global Markets, 3.00%, dated 1/28/08 due 2/14/08 in the amount of $40,070,000 (collateralized by $58,776,644 FNMA, 4.00% to 4.726%, due 12/1/18 to 8/1/35, value $40,800,000)	40,000	40,000,000
Dresdner Bank, 3.25%, dated 1/31/08 due 2/1/08 in the amount of $45,004,063 (collateralized by $43,495,000 FHLB & FNMA, 0.00% to 6.375%, due 6/15/09 to 11/17/14, value $45,901,107)	45,000	45,000,000
Goldman Sachs, 4.10%, dated 1/16/08 due 2/5/08 in the amount of $45,102,500 (collateralized by $372,141,140 FNMA & FHLMC, 5.00% to 7.50%, due 9/1/17 to 11/1/37, value $45,900,000)	45,000	45,000,000
Greenwich Capital, 2.80%, dated 1/28/08 due 2/4/08 in the amount of 45,024,500 (collateralized by $44,941,243 FNMA, 5.50% to 6.00%, due 1/1/37 to 12/1/37, value $45,902,009) (a)	45,000	45,000,000
Greenwich Capital, 3.05%, dated 1/28/08 due 2/26/08 in the amount of $45,110,563 (collateralized by $41,735,000 FHLMC, 5.50%, due 9/15/11, value $45,901,730)	45,000	45,000,000
Lehman Brothers, 3.25%, dated 1/25/08 due 2/6/08 in the amount of $40,043,333 (collateralized by $47,834,524 FNMA, 5.50%, due 12/1/18 to 7/1/37, value $40,797,871)	40,000	40,000,000
Morgan Stanley, 2.84%, dated 1/28/08 due 2/4/08 in the amount of $45,024,850 (collateralized by $46,396,354 FFCB, FMAC, FNMA, 3.70% to 6.00%, 5/28/08 to 4/1/37, value $45,925,338) (a)	45,000	45,000,000
Morgan Stanley, 3.05%, dated 1/28/08 due 2/25/08 in the amount of $45,106,750 (collateralized by $46,396,354 FFCB, FMAC, FNMA, 3.70% to 6.00%, 5/28/08 to 4/1/37, value $45,925,338)	45,000	45,000,000

UBS Securities, 3.12%, dated 1/25/08 due 2/12/08 in the amount of $40,062,400 (collateralized by $86,874,578 FHLMC, 0.00%, due 3/1/34 to 2/1/38, value $40,803,253)		40,000	40,000,000

			435,000,000

Commercial Paper - 38.7%
Abn Amro Holdings NV
2/19/08	3.46%	15,000	14,974,125
American Express Corp.
2/28/08	3.13%	13,000	12,969,580
American General Finance Corp.
2/29/08	3.13%	25,000	24,939,333
Australia New Zealand Banking
4/07/08 (b)	4.46%	5,000	4,959,575
Banco Santander Central Hispano SA
2/08/08	4.89%	6,500	6,493,870
Bank of America Corp.
2/11/08	3.10%	21,100	21,081,831
Bank of Nova Scotia
2/19/08	3.88%	15,000	14,970,975
Banque Et Caisse Epargne
2/26/08	3.04%	25,000	24,947,396
Barclays US Funding
2/29/08	3.05%	15,000	14,964,533
Caisse Centrale Desjardins
2/21/08 (b)	3.90%	13,000	12,971,906
Caisse Centrale Jardinsduque
2/01/08 (b)	4.76%	10,000	10,000,000
CBA Del Finance Inc.
2/04/08	5.13%	12,600	12,594,708
Chevron Funding Corp.
2/20/08	3.11%	12,300	12,279,876
EI Dupont
2/08/08 (b)	3.51%	12,000	11,991,833
Goldman Sachs Group Inc.
2/04/08	3.30%	15,000	14,995,875
HSBC Finance Corp.
2/15/08	3.99%	17,000	16,973,688
Ing US Funding LLC
2/25/08	3.11%	13,000	12,973,133
JP Morgan Chase & Co.
2/22/08	3.11%	25,000	24,954,792
Lloyds
2/19/08	4.96%	15,000	14,963,400

Metlife Inc.
2/22/08 (b)	3.06%	15,000	14,973,313
Private Exp Funding
2/07/08 (b)	4.80%	12,300	12,290,324
Rabobank
2/01/08	3.00%	14,800	14,800,000
San Paolo Umi US Financial Co.
4/09/08	4.28%	5,000	4,960,050
Society Generale North America
2/22/08	3.21%	13,000	12,975,733
State Street Bank
2/28/08	3.08%	23,000	22,947,042
Westpac Securities
4/03/08 (b)	4.44%	5,000	4,962,197

			372,909,088

Certificate of Deposit - 9.0%
Banco Bilbao Vizcaya ARG
2/25/08	4.80%	8,200	8,200,000
Bank of Montreal
3/26/08	4.55%	8,600	8,600,000
Barclays US
2/20/08	5.02%	10,000	10,000,000
Caylon NY Branch
3/04/08	4.50%	8,000	8,000,000
Norinchukin Bank NY Branch
2/28/08	3.23%	12,000	12,000,000
Toronto Dominion Bank
2/29/08	3.17%	15,000	15,000,000
US Bank National Association
2/27/08	3.41%	25,000	25,000,000

			86,800,000

Corporates - Investment Grades - 3.6%
General Electric Capital Corp.
4/11/08 (c)	4.42%	15,000	15,002,120
World Savings Bank FSB
6/20/08 (c)	3.99%	20,000	20,006,006

			35,008,126

Time Deposit - 2.3%
Royal Bank of Canada
2/01/08	3.20%	21,700	21,700,000

U.S. Government & Government Sponsored Agency Obligations - 1.3%
Federal National Mortgage Association Discount Notes
2/13/08	4.30%	12,825	12,806,788

Total Investments - 100.0%
(cost $964,224,002)			964,224,002
Other assets less liabilities - 0.0%			457,611

Net Assets - 100.0%			$964,681,613

(a)	Variable rate coupon, rate shown as of January 31, 2008.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate market value of these securities amounted to $72,149,148 or 7.5% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2008.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2008